Costs of sales (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Costs of sales
Cost of stream sales	$ 26.2	$ 25.0	$ 67.0	$ 55.4
Mineral production taxes	0.8	0.6	1.5	1.2
Mining costs of sales	27.0	25.6	68.5	56.6
Energy costs of sales	1.0	1.8	3.1	3.2
Total costs of sales	$ 28.0	$ 27.4	$ 71.6	$ 59.8